Reserves - Schedule of Movement in Reserves (Details)		12 Months Ended
		Dec. 31, 2025 HKD ($)	Dec. 31, 2025 USD ($)	Dec. 31, 2024 HKD ($)
Schedule of Movement in Reserves [Line Items]
Beginning Balance		$ 55,011,002		$ 358,010
Ending Balance		82,145,014	$ 10,554,008	55,011,002
Ending Balance (in Dollars)		82,145,014		55,011,002
Exchange differences on foreign currency translations		(118)		48,424
Redemption of conversion of promissory notes		19,485,882
Proceeds from issuance of shares pursuant to the SEPA		4,387,575
Issuance of shares as compensation for advisory fee		116,961
Proceeds from private placement		3,143,712
Issuance of Class A ordinary shares for debt conversion				18,652,649
Issuance of Class A ordinary shares for initial public offering, net of related expenses				31,279,379
Underwriters exercise of over-allotment option				3,112,590
Issuance of Class A ordinary shares for commitment fee				1,559,950
Foreign currency translation reserve [Member]
Schedule of Movement in Reserves [Line Items]
Beginning Balance		26,184		(22,240)
Ending Balance		26,066	3,349	26,184
Ending Balance (in Dollars)		26,066		26,184
Exchange differences on foreign currency translations		(118)		48,424
Redemption of conversion of promissory notes
Proceeds from issuance of shares pursuant to the SEPA
Issuance of shares as compensation for advisory fee
Proceeds from private placement	[1]
Issuance of Class A ordinary shares for debt conversion
Issuance of Class A ordinary shares for initial public offering, net of related expenses
Underwriters exercise of over-allotment option
Issuance of Class A ordinary shares for commitment fee
Share premium [member]
Schedule of Movement in Reserves [Line Items]
Beginning Balance		54,984,818		380,250
Ending Balance		80,788,511	10,379,724	54,984,818
Ending Balance (in Dollars)		80,788,511		54,984,818
Exchange differences on foreign currency translations
Redemption of conversion of promissory notes		19,485,882
Proceeds from issuance of shares pursuant to the SEPA		4,387,575
Issuance of shares as compensation for advisory fee		116,961
Proceeds from private placement	[1]	1,813,275
Issuance of Class A ordinary shares for debt conversion				18,652,649
Issuance of Class A ordinary shares for initial public offering, net of related expenses				31,279,379
Underwriters exercise of over-allotment option				3,112,590
Issuance of Class A ordinary shares for commitment fee				1,559,950
Warrant reserve [Member]
Schedule of Movement in Reserves [Line Items]
Beginning Balance
Ending Balance		1,330,437	$ 170,935
Ending Balance (in Dollars)		1,330,437
Exchange differences on foreign currency translations
Redemption of conversion of promissory notes
Proceeds from issuance of shares pursuant to the SEPA
Issuance of shares as compensation for advisory fee
Proceeds from private placement	[1]	$ 1,330,437
Issuance of Class A ordinary shares for debt conversion
Issuance of Class A ordinary shares for initial public offering, net of related expenses
Underwriters exercise of over-allotment option
Issuance of Class A ordinary shares for commitment fee

[1]	Private placement